RESTRUCTURING COSTS, ASSET IMPAIRMENTS AND OTHER SPECIAL CHARGES (Tables)	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Summary of total restructuring activity and other special charges
A summary of total restructuring activity and other special charges is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Impairment of Building and Purchased Intangible Assets	Special Charges related to Inventory	Total
	(in millions)
Balance as of October 31, 2008	$—	$10	$—	$—	$10
Income statement expense	202	18	27	20	267
Asset impairments/inventory charges	—	—	(27)	(9)	(36)
Cash payments	(153)	(9)	—	(10)	(172)
Balance as of October 31, 2009	$49	$19	$—	$1	$69
Income statement expense	39	19	6	—	64
Asset impairments/inventory charges	—	—	(6)	—	(6)
Cash payments	(80)	(12)	—	—	(92)
Balance as of October 31, 2010	$8	$26	$—	$1	$35
Income statement expense	1	1	—	—	2
Asset impairments/inventory charges	—	—	—	—	—
Cash payments	(9)	(12)	—	(1)	(22)
Balance as of October 31, 2011	$—	$15	$—	$—	$15

Restructuring charges reporting location in consolidated statement of operations
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans is shown below:

	Years Ended
	October 31,
	2011	2010	2009
	(in millions)
Cost of products and services	$—	$8	$77
Research and development	—	3	35
Selling, general and administrative	2	53	155
Total restructuring, asset impairments and other special charges	$2	$64	$267